OPPENHEIMER QUEST GROWTH & INCOME VALUE FUND
Semiannual Report April 30, 1997


[LOGO]

OppenheimerFunds(SM)
THE RIGHT WAY TO INVEST

This Fund is for people who want their money to grow over time, and want income for today's needs.

----------------------------------------------------------------------------------------------------
How Your Fund is Managed
----------------------------------------------------------------------------------------------------

By investing in a diversified mix of what the          provide capital growth and may also provide
Fund believes are undervalued stocks of well-          income.  The Fund's diversified investment
established companies and bonds, Oppenheimer           strategy offers you the potential for growth
Quest Growth & Income Value Fund seeks to              with less risk.

--------------------------------------------------------------------------------------------------------------
Performance
--------------------------------------------------------------------------------------------------------------

Total returns for the six months ended 4/30/97         For Class B shares, average annual total returns
for Class A, B, and C shares were 5.78%, 5.51%         for the 1-year period ended 3/31/97 and from
and 5.46%, respectively, without deducting             inception on 9/1/93 were 6.98% and 12.66%,
sales charges.(1)                                      respectively.  For Class C shares, average annual
                                                       total returns for the 1-year period ended 3/31/97
     Your Fund's average annual total returns          and from inception on 9/1/93 were 10.82%
for Class A shares for the 1- and 5-year periods       and 13.11%, respectively.(2)
ended 3/31/97 and from inception on 11/1/91
were 5.97%, 11.83% and 11.64%, respectively.

--------------------------------------------------------------------------------------------------------------
Outlook
--------------------------------------------------------------------------------------------------------------

"We are very optimistic about the Fund going           under recent pricing pressures but we
forward.  Many of the Fund's holdings have been        believe they are poised to rebound."


                                                                             COLIN GLINSMAN, PORTFOLIO MANAGER
                                                                                                APRIL 30, 1997

Total returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown.  IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT
PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT
IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE
ORIGINAL COST.  The Fund's Sub-adviser is OpCap Advisors (formerly Quest for Value
Advisors, the Fund's Adviser until 11/22/95).
(1) Includes change in net asset value per share without deducting any sales charges.  Such performance is not annualized and would have been lower if sales charges were taken into account.
(2) Class A returns include the current maximum initial sales charge of 5.75%.  Class A shares were first publicly offered on 11/1/91.  The Fund's maximum sales charge rate for Class A shares was lower prior to
11/22/95, so actual results would have been greater.  Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception).  Class C returns include the 1% contingent deferred sales charge for the 1-year result. An explanation of the different total returns is in the Fund's prospectus.  Class B and C shares are subject to an annual 0.75% asset-based sales charge and Class A shares are subject to an annual 0.15% asset-based sales charge.



2  Oppenheimer Quest Growth & Income Value Fund


                              Dear Shareholder,
     [photo]

Bridget A. Macaskill          So far, 1997 has brought the volatility we anticipated in the equity market. April saw a 9% decline,
President                     but it was followed by an even larger rebound. Despite this volatility, we remain optimistic about the
Oppenheimer Quest             rest of the year. On the one hand, the equity market is backed by solid economic fundamentals that
Growth & Income               should continue for the near future. On the other hand, Value Fund the ups and downs of the business
Value Fund                    cycle are a reality, and at some point, possibly this year, we expect that the economy will move into a phase of slower growth.
                                   On a positive note, the economy has been expanding slowly but steadily. Interest rates are still relatively low, despite the Federal Reserve's recent increase in short-term rates. Low interest rates translate into reduced borrowing rates for companies, which use these savings to improve productivity through new efficiency-enhancing technologies. Higher productivity translates into lower production costs, which in turn results in higher profits.
                                   In addition, inflation is at its lowest level in three decades. While it's true that an increase in interest rates often indicates an accelerating economy, the Federal Reserve has been quick to acknowledge that inflation and growth are under control. In fact, they've labeled the recent move as a
                              "pre-emptive" act to keep inflation low and extend the economy's healthy growth cycle.
                                   Despite this good news, we are realistic about the future of the equity market. During 1996, most market gains came from a very select group of about 50-100 large-capitalization stocks. The broader market, including small- and mid-size companies, actually delivered mixed results for the past year.
                              Many large-company stocks are becoming  overvalued, or expensive in price, and market buyers will reach a point when they are no longer willing to pay high premiums for them. This may result in a correction, unless investors turn to the many small- and mid-cap stocks that are relatively undervalued. There is plenty of room for growth in these areas, and we expect to see these stocks participating in the market during 1997.
                                   In this uncertain period, selectivity will be our key to maintaining an effective portfolio. It will be important to base stock choices on the individual merits of companies, such as strong management, fundamental business policies, long-term future prospects and price. For you, the investor, maintaining a long-term investment horizon is essential. Short-term swings will inevitably occur, but the market's long-term trend has been to move higher and higher.
                                   Your portfolio managers discuss the outlook for your Fund in light of these broad issues on the following pages. Thank you for your confidence in OppenheimerFunds, THE RIGHT WAY TO INVEST. We look forward to helping you reach your investment goals in the future.


                              /s/ Bridget A. Macaskill

                              Bridget A. Macaskill


                              May 21,1997


                              3    Oppenheimer Quest Growth & Income Value Fund

Colin Glinsman
Portfolio Manager             Q + A

                              An interview with your Fund's managers.

                              HOW HAS THE FUND PERFORMED OVER THE PAST SIX MONTHS?

                              Oppenheimer Quest Growth & Income Value Fund performed moderately over the period.  While the stock holdings performed very well, the fixed income portion reported modest returns, in line with the bond market as a whole.  As a result, total return without deducting sales charges, for the Fund's Class A shares was 5.78% for the six-month period ended April 30, 1997.(1)
                              WHAT CHARACTERISTICS DO YOU LOOK FOR WHEN EVALUATING STOCKS?
                              In this Fund, we look for companies that have three basic traits.  First, the businesses we select must have a competitive advantage versus other companies within their industry, a benefit that can allow them to realize a high return on invested capital. Second, we look for companies with strong management teams that are focused on working hard for the shareholders by implementing procedures that will improve the stock prices, such as paying down debt, buying back stock and paying dividends. And third, we look for stocks that can be purchased at advantageous prices.
                              WHAT INVESTMENTS MADE POSITIVE CONTRIBUTIONS TO PERFORMANCE OVER THE PERIOD?
                              Tenet Healthcare, an operator of hospitals, was a strong performer during the period.  Tenet's strength lies in its ability to acquire distressed hospitals -- particularly in areas where it can buy several and gain a large market share -- and improve their operations. Wells Fargo & Co., a banking concern headquartered in California, was able to dramatically reduce its operating expenses. In addition, it has instituted a distribution channel for small full-service banking by setting up branches in local supermarket chains.
                                   Another strong performer was ACE Ltd., an insurance carrier that writes specialty lines of coverage such as excess liability and catastrophic property reinsurance. They were able to keep expenses low by operating from Bermuda, a country with low overhead that has recently replaced London as the "hub" of the insurance industry.(2)
                              WERE THERE ANY INVESTMENTS THAT DIDN'T PERFORM AS WELL AS EXPECTED?
                              Tele-Communications, Inc., a cable-television distribution firm, proved a disappointment. The company has experienced operating shortfalls, which resulted in productivity problems and compounded an already high level of debt. However, new management is in place, and we expect to see a turnaround in the near future. Another holding, a consumer software company, underperformed due to weaker demand for software products.
                              WHAT IS YOUR OUTLOOK FOR THE FUND?
                              We are very optimistic about the Fund going forward.  Many of the Fund's holdings have been under recent pricing pressures but we believe they are poised to rebound and have the potential for very positive long-term performance.  On the other hand, if the stock market continues to experience volatility, investors may be inclined to shift some of their assets into fixed income products, which could improve the condition of the bond market.


                              (1)  Includes change in net asset value per share without deducting any sales charges.  Such performance is not annualized and would have been lower if sales charges were taken into account.
                              (2) The Fund's portfolio is subject to change.

                              4    Oppenheimer Quest Growth & Income Value Fund


                                   STATEMENT OF INVESTMENTS April 30, 1997 (Unaudited)


                                                                                                     FACE              MARKET VALUE
                                                                                                     AMOUNT            SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
                                   American Express Credit Corp., 5.42%, 5/7/97(1)                  $  254,000           $  253,771
                                   ------------------------------------------------------------------------------------------------
                                   General Electric Capital Corp., 5.55%, 5/1/97(1)                    300,000              300,000
                                                                                                                         ----------
                                   Total Short-Term Notes (Cost $553,771)                                                   553,771

-----------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS
AND NOTES - 36.0%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 11.0%
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA - 11.0%
                                   Comcast Corp., 10.625% Sr. Sub. Debs., 7/15/12                    2,500,000            2,793,750
                                   ------------------------------------------------------------------------------------------------
                                   News America Holdings, Inc., 8.25% Bonds, 10/17/2096              3,000,000            2,857,761
                                   ------------------------------------------------------------------------------------------------
                                   Time Warner, Inc., 8.05% Debs., 1/15/16                           2,000,000            1,935,426
                                   ------------------------------------------------------------------------------------------------
                                   Time Warner, Inc., 9.125% Debs., 1/15/13                            500,000              538,837
                                                                                                                         ----------
                                                                                                                          8,125,774

-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 10.1%
-----------------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 3.4%                   Coca-Cola Co., 7.375% Debs., 7/29/2093                            2,570,000            2,516,703

-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES
& SERVICES - 3.4%                  Tenet Healthcare Corp., 8.625% Sr. Unsec. Nts., 12/1/03           2,500,000            2,550,000

-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 3.3%             Playtex Family Products Corp., 9% Sr. Sub. Nts., 12/15/03         2,500,000            2,468,750
-----------------------------------------------------------------------------------------------------------------------------------

ENERGY - 4.2%
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES &
PRODUCERS - 4.2%                   Triton Energy Ltd., 9.25% Sr. Nts., 4/15/05                       3,000,000            3,088,620
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 4.1%
-----------------------------------------------------------------------------------------------------------------------------------
BANKS - 4.1%                       NationsBank Corp., 7.75% Sub. Nts., 8/15/15                       1,000,000            1,006,660
                                   ------------------------------------------------------------------------------------------------
                                   NationsBank Corp., 7.80% Sub. Nts., 9/15/16                       2,000,000            2,013,372
                                                                                                                         ----------
                                                                                                                          3,020,032

-----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 6.6%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 2.6%           Northrop Grumman Corp., 7.75% Nts., 3/1/16                        2,000,000            1,969,676
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-
TECHNOLOGY - 4.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                   U.S. West Capital Funding, Inc., 7.95% Gtd. Bonds, 2/1/2097       3,000,000            2,936,621
                                                                                                                         ----------
                                   Total Non-Convertible Corporate Bonds and Notes (Cost $26,616,121)                    26,676,176


                                                                                                        SHARES
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 63.3%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 13.0%
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 5.6%     McDonald's Corp.                                                     77,000            4,129,125
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA - 7.4%
-----------------------------------------------------------------------------------------------------------------------------------
                                   Tele-Communications, Inc. (New), TCI Group, Series A(2)             400,000            5,525,000
-----------------------------------------------------------------------------------------------------------------------------------


                                   5  Oppenheimer Quest Growth & Income Value Fund


                                   STATEMENT OF INVESTMENTS (Unaudited)(Continued)


                                                                                                                      MARKET VALUE
                                                                                                        SHARES        SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 3.4%
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 1.8%                      Novartis AG, ADR                                           20,000         $  1,318,006
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 1.6%
                                             Becton, Dickinson & Co.                                    26,000            1,196,000
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - 3.3%
-----------------------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 3.3%                        Chesapeake Energy Corp.(2)                                160,000            2,420,000
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 13.8%
-----------------------------------------------------------------------------------------------------------------------------------
BANKS - 3.0%                                 Citicorp                                                    8,000              901,000
                                             --------------------------------------------------------------------------------------
                                             Wells Fargo & Co.                                           5,000            1,333,750
                                                                                                                         ----------
                                                                                                                          2,234,750

-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 6.0%                 Countrywide Credit Industries, Inc.                        50,000            1,356,250
                                             --------------------------------------------------------------------------------------
                                             Federal Home Loan Mortgage Corp.                           50,000            1,593,750
                                             --------------------------------------------------------------------------------------
                                             United Asset Management Corp.                              60,000            1,470,000
                                                                                                                         ----------
                                                                                                                          4,420,000

-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.8%                             ACE Ltd.                                                   45,000            2,700,000
                                             --------------------------------------------------------------------------------------
                                             General Re Corp.                                            5,000              836,250
                                                                                                                         ----------
                                                                                                                          3,536,250

-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 3.7%
-----------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 3.7%                         Dover Corp.                                                20,000            1,060,000
                                             --------------------------------------------------------------------------------------
                                             Grand Metropolitan plc, Sponsored ADR                      50,245            1,720,891
                                                                                                                         ----------
                                                                                                                          2,780,891

-----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 24.9%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.9%                     Lockheed Martin Corp.                                      16,000            1,432,000
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 2.4%                     EMC Corp.(2)                                               50,000            1,818,750
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 10.7%                    Computer Associates International, Inc.                    40,000            2,080,000
                                             --------------------------------------------------------------------------------------
                                             Electronic Arts, Inc.(2)                                  195,000            4,704,375
                                             --------------------------------------------------------------------------------------
                                             Maxis, Inc.(2)                                            165,000            1,134,375
                                                                                                                         ----------
                                                                                                                          7,918,750

-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.2%                           Applied Materials, Inc.(2)                                 40,000            2,195,000
                                             --------------------------------------------------------------------------------------
                                             Intel Corp.                                                 1,000              153,125
                                                                                                                         ----------
                                                                                                                          2,348,125

-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 6.7%         General Instrument Corp.(2)                               140,000            3,272,500
                                             --------------------------------------------------------------------------------------
                                             WorldCom, Inc.                                             70,000            1,680,000
                                                                                                                         ----------
                                                                                                                          4,952,500


                                             6  Oppenheimer Quest Growth & Income Value Fund



                                             STATEMENT OF INVESTMENTS (Unaudited)(Continued)

                                                                                                                        MARKET VALUE
                                                                                                        SHARES          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 1.2%                         El Paso Natural Gas Co.                                    15,000           $  871,875
                                                                                                                         ----------
                                             Total Common Stocks (Cost $44,417,881)                                      46,902,022

-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Investments, at Value (Cost $71,587,773)             100.0%           74,131,969
-----------------------------------------------------------------------------------------------------------------------------------
                                             Liabilities in Excess of Other Assets                        (0.0)              (5,703)
                                                                                                       -------           ----------
                                             Net Assets                                                 100.0%        $  74,126,266
                                                                                                       -------           ----------
                                                                                                       -------           ----------

                                             (1)  Short-term notes are generally traded on a discount basis; the interest rate is the discount rate received by
                                             the Fund at the time of purchase.
                                             (2)  Non-income producing security.
                                             See accompanying Notes to Financial Statements.


                                             7    Oppenheimer Quest Growth & Income Value Fund

                                             STATEMENT OF ASSETS AND LIABILITIES April 30, 1997 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
ASSETS                                       Investments, at value (cost $71,587,773) - see accompanying statement      $74,131,969
                                             --------------------------------------------------------------------------------------
                                             Receivables:
                                             Shares of beneficial interest sold                                             605,577
                                             Interest and dividends                                                         530,860
                                             --------------------------------------------------------------------------------------
                                             Other                                                                            6,230
                                                                                                                        -----------
                                             Total assets                                                                75,274,636

-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES                                  Bank overdraft                                                                 144,561
                                             --------------------------------------------------------------------------------------
                                             Payables and other liabilities:
                                             Investments purchased                                                          414,640
                                             Shares of beneficial interest redeemed                                         374,951
                                             Distribution and service plan fees                                             135,477
                                             Shareholder reports                                                             39,463
                                             Transfer agent and accounting service fees                                       6,320
                                             Trustees' fees                                                                   3,502
                                             Other                                                                           29,456
                                                                                                                        -----------
                                             Total liabilities                                                            1,148,370

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                              $74,126,266
                                                                                                                        -----------
                                                                                                                        -----------

-----------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF                               Par value of shares of beneficial interest                                     $62,383
NET ASSETS                                   --------------------------------------------------------------------------------------
                                             Additional paid-in capital                                                  64,372,276
                                             --------------------------------------------------------------------------------------
                                             Undistributed net investment income                                            122,654
                                             --------------------------------------------------------------------------------------
                                             Accumulated net realized gain on investment transactions                     7,024,757
                                             --------------------------------------------------------------------------------------
                                             Net unrealized appreciation on investments  - Note 3                         2,544,196
                                                                                                                        -----------
                                             Net assets                                                                 $74,126,266
                                                                                                                        -----------
                                                                                                                        -----------

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                    Class A Shares:
                                             Net asset value and redemption price per share (based on net assets
                                             of $51,796,054 and 4,352,818 shares of beneficial interest outstanding)         $11.90

                                             Maximum offering price per share (net asset value plus sales charge
                                             of 5.75% of offering price)                                                     $12.63
                                             --------------------------------------------------------------------------------------
                                             Class B Shares:
                                             Net asset value, redemption price and offering price per share (based on net assets of $17,963,156 and 1,516,724 shares of beneficial
                                             interest outstanding)                                                           $11.84
                                             --------------------------------------------------------------------------------------
                                             Class C Shares:
                                             Net asset value, redemption price and offering price per share (based on net assets of $4,367,056 and 368,761 shares of beneficial interest
                                             outstanding)                                                                    $11.84


                                             See accompanying Notes to Financial Statements.


                                             8    Oppenheimer Quest Growth & Income Value Fund


                                 STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED April 30, 1997 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                Interest                                                                                $920,344
                                 ------------------------------------------------------------------------------------------------
                                 Dividends                                                                                272,799
                                                                                                                      -----------
                                 Total income                                                                           1,193,143

---------------------------------------------------------------------------------------------------------------------------------
EXPENSES                         Management fees - Note 4                                                                 297,486
                                 ------------------------------------------------------------------------------------------------
                                 Distribution and service plan fees - Note 4:
                                 Class A                                                                                  101,319
                                 Class B                                                                                   78,083
                                 Class C                                                                                   18,604
                                 ------------------------------------------------------------------------------------------------
                                 Transfer agent and accounting service fees - Note 4                                       58,253
                                 ------------------------------------------------------------------------------------------------
                                 Registration and filing fees:
                                 Class A                                                                                   26,250
                                 Class B                                                                                    8,347
                                 Class C                                                                                    2,021
                                 ------------------------------------------------------------------------------------------------
                                 Shareholder reports                                                                       20,659
                                 ------------------------------------------------------------------------------------------------
                                 Legal and auditing fees                                                                   13,121
                                 ------------------------------------------------------------------------------------------------
                                 Trustees' fees and expenses                                                               10,323
                                 ------------------------------------------------------------------------------------------------
                                 Custodian fees and expenses                                                                8,762
                                 ------------------------------------------------------------------------------------------------
                                 Other                                                                                     10,644
                                                                                                                         --------
                                 Total expenses                                                                           653,872

---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                     539,271

---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND                     Net realized gain on investments                                                       6,672,855
UNREALIZED GAIN (LOSS)           ------------------------------------------------------------------------------------------------
                                 Net change in unrealized appreciation or depreciation on investments                  (3,361,927)
                                                                                                                      -----------
                                 Net realized and unrealized gain                                                       3,310,928

---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                   $3,850,199
                                                                                                                       ----------
                                                                                                                       ----------


                                 See accompanying Notes to Financial Statements.


                                 9  Oppenheimer Quest Growth & Income Value Fund


                                STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        SIX MONTHS ENDED        YEAR ENDED
                                                                                         APRIL 30, 1997       OCTOBER 31, 1996
                                                                                          (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS                      Net investment income                                     $   539,271              $ 1,055,959
                                ----------------------------------------------------------------------------------------------
                                Net realized gain                                           6,672,855                6,454,155
                                                                                          -----------              -----------
                                Net change in unrealized appreciation or depreciation      (3,361,927)               3,175,436
                                                                                          -----------              -----------
                                Net increase in net assets resulting
                                from operations                                             3,850,199               10,685,550

------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS     Dividends from net investment income:
TO SHAREHOLDERS                 Class A                                                      (425,038)                (830,842)
                                Class B                                                       (88,699)                (138,167)
                                Class C                                                       (23,171)                 (28,888)
                                -----------------------------------------------------------------------------------------------
                                Distributions from net realized gain:
                                Class A                                                    (4,518,584)              (1,723,234)
                                Class B                                                    (1,310,410)                (359,598)
                                Class C                                                      (319,471)                 (82,370)

------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST             Net increase in net assets resulting from
TRANSACTIONS                    beneficial interest transactions - Note 2:
                                Class A                                                     4,491,293                6,377,895
                                Class B                                                     5,423,408                4,189,051
                                Class C                                                     1,740,558                  683,425

------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                      Total increase                                              8,820,085               18,772,822
                                ---------------------------------------------------------------------             ------------
                                Beginning of period                                        65,306,181               46,533,359
                                                                                         ------------             ------------
                                End of period (including undistributed net investment
                                income of $122,654 and $120,291, respectively)           $ 74,126,266             $ 65,306,181
                                                                                         ------------             ------------
                                                                                         ------------             ------------

                                See accompanying Notes to Financial Statements.


                                10  Oppenheimer Quest Growth & Income Value Fund

FINANCIAL HIGHLIGHTS



                                   CLASS A
                                   ---------------------------------------------------------------------------------------
                                   SIX MONTHS
                                   ENDED APRIL 30, YEAR ENDED OCTOBER 31,
                                   1997 (UNAUDITED)  1996(2)        1995            1994           1993          1992
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA:
Net asset value, beginning of
 period                               $12.48        $10.92         $10.09         $11.24         $10.80         $10.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                   .10            .23            .27(3)         .32(3)         .30(3)         .28(3)
Net realized and unrealized gain        .57           2.05           1.27            .55            .73            .80
--------------------------------------------------------------------------------------------------------------------------
Total income from investment
operations                              .67           2.28           1.54            .87           1.03           1.08
--------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to
 shareholders:
Dividends from net investment income   (.10)          (.22)          (.29)          (.32)          (.26)          (.28)
Distributions from net realized gain  (1.15)          (.50)          (.42)         (1.70)          (.33)            --
--------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                       (1.25)          (.72)          (.71)         (2.02)          (.59)          (.28)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period       $11.90         $12.48         $10.92         $10.09         $11.24         $10.80
                                    --------------------------------------------------------------------------------------
                                    --------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(4)    5.78%         21.84%         16.35%          8.64%          9.93%         10.84%
--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)                      $51,796        $49,322        $37,082        $30,576        $28,466         $8,057
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)    $51,142        $43,428        $33,397        $29,112        $23,771         $6,940
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                  1.70%(6)       2.03%          2.60%(5)       3.16%(5)       2.66%(5)       2.73%(5)
Expenses(7)                            1.70%(6)       1.90%          1.99%(5)       1.86%(5)       1.90%(5)       2.23%(5)
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)            42.2%         124.2%         130.0%         113.0%         192.0%          77.0%
Average brokerage commission rate(9)  $0.0560        $0.0548           --             --              --             --





                                    CLASS B
                                    -----------------------------------------
                                    SIX MONTHS
                                    ENDED APRIL 30, YEAR ENDED OCTOBER 31,
                                    1997 (UNAUDITED) 1996(2)        1995
                                    -----------------------------------------
                                    -----------------------------------------

PER SHARE OPERATING DATA:
Net asset value, beginning of
 period                              $12.42        $10.88         $10.07
-----------------------------------------------------------------------------
Income from investment operations:
Net investment income                   .07           .17            .19(3)
Net realized and unrealized gain        .57          2.03           1.28
-----------------------------------------------------------------------------
Total income from investment
operations                              .64          2.20           1.47
-----------------------------------------------------------------------------
Dividends and distributions to
 shareholders:
Dividends from net investment income   (.07)         (.16)          (.24)
Distributions from net realized gain  (1.15)         (.50)          (.42)
-----------------------------------------------------------------------------
Total dividends and distributions
to shareholders                       (1.22)         (.66)          (.66)
-----------------------------------------------------------------------------
Net asset value, end of period       $11.84        $12.42         $10.88
                                    -----------------------------------------
                                    -----------------------------------------

-----------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(4)    5.51%        21.07%         15.65%
-----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)                      $17,963       $13,175         $7,623
-----------------------------------------------------------------------------
Average net assets (in thousands)    $15,785       $10,097         $4,846
-----------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                  1.12%(6)      1.40%          1.71%(5)
Expenses(7)                            2.30%(6)      2.53%          2.59%(5)
-----------------------------------------------------------------------------
Portfolio turnover rate(8)            42.2%         124.2%         130.0%
Average brokerage commission rate(9)  $0.0560        $0.0548          --




(1) For the period from September 1, 1993 (inception of offering) to October 31, 1993.
(2) On November 22, 1995, OppenheimerFunds, Inc. became the investment adviser to the Fund.
(3)  Based on average shares outstanding for the period.
(4) Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
(5) During the periods presented above, the former Adviser voluntarily waived a portion of its fees. If such waivers had not been in effect, the ratios of net investment income to average net assets and the ratios of expenses to average net assets for Class A would have been 2.57% and 2.02%, respectively, for the year ended October 31, 1995, 2.70% and 2.32%, respectively, for the year ended October 31, 1994, 2.38% and 2.18%, respectively, for the year ended October 31, 1993, and 1.98% and 2.98%, respectively, for the year ended October 31, 1992. The ratios of net investment income to average net assets and the ratios of expenses to average net assets would have been 1.73% and 2.57%, respectively, for Class B and 1.43% and 2.84%, respectively, for Class C, for the year ended October 31, 1995, 2.07% and 2.93%, respectively, for Class B and 1.91% and 3.10%, respectively, for Class C, for the year ended October 31, 1994 and 1.44% and
2.88%, respectively, for Class B and 1.80% and 2.87%, respectively, for Class C, for the period September 1, 1993 (inception of offering) to October 31, 1993.


11  Oppenheimer Quest Growth & Income Value Fund


                                       CLASS B (Continued)       CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 SIX MONTHS
                                       YEAR ENDED OCTOBER 31,    ENDED APRIL 30,  YEAR ENDED OCTOBER 31,
                                       1994          1993(1)     1997(UNAUDITED)1996(2)       1995         1994      1993(1)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period   $11.23       $11.21       $12.43          $10.89       $10.07       $11.23    $11.21
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                     .25(3)       .04(3)       .07             .17          .15 (3)      .24 (3)    .04 (3)
Net realized and unrealized gain          .56          .05          .56            2.02         1.30          .56        .05
-----------------------------------------------------------------------------------------------------------------------------------
Total income from investment
operations                                .81          .09          .63            2.19         1.45          .80        .09
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to
 shareholders:
Dividends from net investment income     (.27)        (.07)        (.07)           (.15)        (.21)        (.26)      (.07)
Distributions from net realized gain    (1.70)          --        (1.15)           (.50)        (.42)       (1.70)        --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                         (1.97)        (.07)       (1.22)           (.65)        (.63)       (1.96)      (.07)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period         $10.07       $11.23       $11.84          $12.43       $10.89       $10.07     $11.23
                                       --------------------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(4)      7.96%        0.81%        5.46%          20.97%       15.38%        7.91%      0.81%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period              $2,928         $319       $4,367          $2,809       $1,828         $455       $102
 (in thousands)
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)      $1,586         $228       $3,763          $2,200       $  968         $298       $100
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                    2.53%(5)     1.83%(5)(6)  1.12%(6)        1.40%        1.39%(5)     2.39%(5)  2.18% (5)(6)
Expenses(7)                              2.47%(5)     2.49%(5)(6)  2.29%(6)        2.53%        2.88%(5)     2.62%(5)  2.49% (5)(6)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)             113.0%       192.0%        42.2%          124.2%       130.0%       113.0%    192.0%
Average brokerage commission rate(9)      --           --         $0.0560         $0.0548        --           --         --


(6)  Annualized.
(7)  Beginning in fiscal 1996, the expense ratio reflects the effect of gross expenses paid indirectly by the Fund.  Prior year expense ratios have not been adjusted.
(8)  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period.  Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.  Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 1997 were $41,075,527 and $27,736,709, respectively.
(9)  Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.
See accompanying Notes to Financial Statements.


         12 Oppenheimer Quest Growth & Income Value Fund

                              NOTES TO FINANCIAL STATEMENTS (Unaudited)

--------------------------------------------------------------------------------
1.  SIGNIFICANT               Oppenheimer Quest Growth & Income Value Fund (the
    ACCOUNTING POLICIES       Fund), a series of Oppenheimer Quest for Value
                              Funds, is a diversified open-end management
                              investment company registered under the Investment
                              Company Act of 1940, as amended.   The Fund's
                              investment objective is to seek capital
                              appreciation.  It is the intention of the Fund to
                              continue to invest in a non-diversified portfolio
                              of primarily equity securities believed to be
                              under valued in the market place.  The Fund's
                              investment adviser is OppenheimerFunds, Inc. (the
                              Manager).  The Fund offers Class A, Class B and
                              Class C shares.  Class A shares are sold with a
                              front-end sales charge.  Class B and Class C
                              shares may be subject to a contingent deferred
                              sales charge.  All classes of shares have
                              identical rights to earnings, assets and voting
                              privileges, except that each class has its own
                              distribution and/or service plan, expenses
                              directly attributable to a particular class and
                              exclusive voting rights with respect to matters
                              affecting a single class.  Class B shares will
                              automatically convert to Class A shares six years
                              after the date of purchase.  The following is a
                              summary of significant accounting policies
                              consistently followed by the Fund.
                              --------------------------------------------------
                              INVESTMENT VALUATION.  Portfolio securities are
                              valued at the close of the New York Stock Exchange
                              on each trading day.  Listed and unlisted
                              securities for which such information is regularly
                              reported are valued at the last sale price of the
                              day or, in the absence of sales, at values based
                              on the closing bid or the last sale price on the
                              prior trading day.  Long-term and short-term "non-
                              money market" debt securities are valued by a
                              portfolio pricing service approved by the Board of
                              Trustees.  Such securities which cannot be valued
                              by the approved portfolio pricing service are
                              valued using dealer-supplied valuations provided
                              the Manager is satisfied that the firm rendering
                              the quotes is reliable and that the quotes reflect
                              current market value, or are valued under
                              consistently applied procedures established by the
                              Board of Trustees to determine fair value in good
                              faith.  Short-term "money market type" debt
                              securities having a remaining maturity of 60 days
                              or less are valued at cost (or last determined
                              market value) adjusted for amortization to
                              maturity of any premium or discount.
                              --------------------------------------------------
                              ALLOCATION OF INCOME, EXPENSES, AND GAINS AND
                              LOSSES.  Income, expenses (other than those
                              attributable to a specific class) and gains and
                              losses are allocated daily to each class of shares
                              based upon the relative proportion of net assets
                              represented by such class.  Operating expenses
                              directly attributable to a specific class are
                              charged against the operations of that class.
                              --------------------------------------------------
                              FEDERAL TAXES.  The Fund intends to continue to
                              comply with provisions of the Internal Revenue
                              Code applicable to regulated investment companies
                              and to distribute all of its taxable income,
                              including any net realized gain on investments not
                              offset by loss carryovers, to shareholders.
                              Therefore, no federal income or excise tax
                              provision is required.
                              --------------------------------------------------
                              DISTRIBUTIONS TO SHAREHOLDERS.  Dividends and
                              distributions to shareholders are recorded on the
                              ex-dividend date.
                              --------------------------------------------------
                              CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS.
                              Net investment income (loss) and net realized gain
                              (loss) may differ for financial statement and tax
                              purposes.  The character of the distributions made
                              during the year from net investment income or net
                              realized gains may differ from their ultimate
                              characterization for federal income tax purposes.
                              Also, due to timing of dividend distributions, the
                              fiscal year in which amounts are distributed may
                              differ from the year that the income or realized
                              gain was recorded by the Fund.
                              --------------------------------------------------
                              OTHER.  Investment transactions are accounted for
                              on the date the investments are purchased or sold
                              (trade date) and dividend income is recorded on
                              the ex-dividend date.  Interest income is accrued
                              on a daily basis.  Realized gains and losses on
                              investments and unrealized appreciation and
                              depreciation are determined on an identified cost
                              basis, which is the same basis used for federal
                              income tax purposes.
                              --------------------------------------------------
                              The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                              13  Oppenheimer Quest Growth & Income Value Fund

--------------------------------------------------------------------------------
2.  SHARES OF BENEFICIAL INTEREST
    The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

--------------------------------------------------------------------------------


                                    SIX MONTHS ENDED                   YEAR ENDED
                                    APRIL 30, 1997                     OCTOBER 31, 1996
                                    -------------------------          ------------------------
                                    SHARES        AMOUNT               SHARES         AMOUNT
-----------------------------------------------------------------------------------------------
Class A:
Sold                                  597,425    $ 7,200,085             966,147    $11,466,003
Dividends and distributions
reinvested                            410,251      4,719,180             219,311     2,441,586
Redeemed                            (607,782)    (7,427,972)           (627,593)    (7,529,694)
                                   ----------    -----------           ---------    -----------
Net increase                          399,894      4,491,293             557,865    $ 6,377,895
                                   ----------    -----------           ---------    -----------
                                   ----------    -----------           ---------    -----------

-----------------------------------------------------------------------------------------------
Class B:
Sold                                  427,033    $ 5,139,510             482,330    $ 5,647,365
Dividends and distributions
reinvested                            116,116      1,324,761              42,284        468,109
Redeemed                             (87,312)    (1,040,863)           (164,144)    (1,926,423)
                                   ----------    -----------           ---------    -----------
Net increase                          455,837    $ 5,423,408             360,470    $ 4,189,051
                                   ----------    -----------           ---------    -----------
                                   ----------    -----------           ---------    -----------

-----------------------------------------------------------------------------------------------
Class C:
Sold                                  163,753    $ 1,997,866              96,190    $ 1,134,271
Dividends and distributions
reinvested                             28,527        326,896               9,569        105,983
Redeemed                             (49,493)      (584,204)            (47,618)      (556,829)
                                   ----------    -----------           ---------    -----------
Net increase                          142,787    $ 1,740,558              58,141     $  683,425
                                   ----------    -----------           ---------    -----------
                                   ----------    -----------           ---------    -----------

--------------------------------------------------------------------------------
3.  UNREALIZED GAINS AND      At April 30, 1997, net unrealized
    LOSSES ON INVESTMENTS     appreciation on investments of $2,544,196 was
                              composed of gross appreciation of $5,477,849, and gross depreciation of $2,933,653.

--------------------------------------------------------------------------------
4.  MANAGEMENT FEES AND       Management fees paid to the Manager were in
    OTHER TRANSACTIONS        accordance with the investment advisory
    WITH AFFILIATES           agreement with the Fund which provides for a fee
                              of 0.85% of average annual net assets.  The
                              Manager acts as the accounting agent for the Fund at an annual fee of $55,000, plus out-of-pocket costs and expenses reasonably incurred.
                                   The Manager pays OpCap Advisors (the Sub-
                              Adviser) a monthly fee based on the fee schedule set forth in the Prospectus. For the period ended
                              April 30, 1997, the Manager paid $109,881 to the
                              Sub-Adviser.  On February 13, 1997 PIMCO Advisors
                              L.P., signed a definitive agreement with Oppenheimer Group, Inc. and its subsidiary
                              Oppenheimer Financial Corp. for PIMCO Advisors
                              L.P. and its affiliate, Thomson Advisory Group,
                              Inc., to acquire the one-third managing general partner interest in Oppenheimer Capital (the parent of OpCap Advisors) and the 1.0% general interest in Oppenheimer Capital L.P.
                                   For the six months ended April 30, 1997,
                              commissions (sales charges paid by investors) on sales of Class A shares totaled $82,521, of which $29,526 was retained by OppenheimerFunds
                              Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by affiliated broker/dealers. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's
                              Class B and Class C shares totaled $185,971 and
                              $19,538, respectively, of which $16,470 was paid to an affiliated broker/dealer for Class B shares.
                              During the six months ended April 30, 1997, OFDI received contingent deferred sales charges of $18,179 upon redemption of Class B shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.
                                   OppenheimerFunds Services (OFS), a division
                              of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. The Fund pays
                              OFS an annual maintenance fee of $14.85 for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses. During the six months ended April 30, 1997, the Fund paid OFS $32,293.


                              14 Oppenheimer Quest Growth & Income Value Fund

                              NOTES TO FINANCIAL STATEMENTS (Unaudited)
                              (Continued)

--------------------------------------------------------------------------------
4.  MANAGEMENT FEES           Under a proposed Distribution and Service
    AND OTHER TRANSACTIONS    Plan for Class A shares (that was approved by
    WITH AFFILIATES           the Board of Trustees at a meeting held
    (CONTINUED)               February 4, 1997 and by the shareholders of the
                              Fund at a meeting held May 19, 1997) OFDI is compensated for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares.
                              Under the Plan, the Fund pays an annual asset-based sales charge to OFDI of 0.15% per year on Class A shares. The Fund also pays a service fee to OFDI of 0.25% per year. Both fees are computed on the average annual net assets of Class A shares of the Fund, determined as of the close of each regular business day. OFDI uses all of the service fee and a portion of the asset-based sales charge to compensate brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. OFDI retains the balance of the asset-based sales charge to reimburse itself for its other expenditures under the Plan. During the six months ended April 30, 1997, OFDI retained $8,491 as compensation for Class A sales commissions and service fee advances, as well as financing costs.
                                   Under proposed Distribution and Service Plans
                              for Class B and C shares (that were approved by the Board of Trustees at a meeting held February
                              4, 1997 and by the shareholders of the Fund at a meeting held May 19, 1997) OFDI is compensated for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares, as compensation for sales commissions paid from its own resources at the time of sale and associated financing costs. OFDI also receives a service fee of 0.25% per year as compensation for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions. Both fees are computed on the average annual net assets of Class B and Class
                              C shares, determined as of the close of each regular business day. During the six months ended
                              April 30, 1997, OFDI retained $66,450 and $9,203,
                              respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If the Plans are terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for certain expenses it incurred before the Plans were terminated. At April 30, 1997, OFDI had incurred unreimbursed expenses of $266,620 for Class B and $29,723 for Class C.


                              15  Oppenheimer Quest Growth & Income Value Fund

                         OPPENHEIMER QUEST GROWTH & INCOME VALUE FUND
                         A Series of Oppenheimer Quest for Value Funds

OFFICERS AND TRUSTEES    Bridget A. Macaskill, Chairman of the Board of Trustees
                           and President
                         Paul Y. Clinton, Trustee
                         Thomas W. Courtney, Trustee
                         Lacy B. Herrmann, Trustee
                         George Loft, Trustee
                         Robert C. Doll, Jr., Vice President
                         George C. Bowen, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Andrew J. Donohue, Secretary
                         Robert G. Zack, Assistant Secretary

--------------------------------------------------------------------------------
INVESTMENT ADVISER       OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
SUB-ADVISER              OpCap Advisors

--------------------------------------------------------------------------------
DISTRIBUTOR              OppenheimerFunds Distributor, Inc.

TRANSFER AND             OppenheimerFunds Services
SHAREHOLDER
SERVICING AGENT

--------------------------------------------------------------------------------

CUSTODIAN OF             State Street Bank and Trust Company
PORTFOLIO SECURITIES

--------------------------------------------------------------------------------
INDEPENDENT              Price Waterhouse LLP
ACCOUNTANTS

--------------------------------------------------------------------------------
LEGAL COUNSEL            Gordon Altman Butowsky Weitzen Shalov & Wein


                         The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants.
                              This is a copy of a report to shareholders of
                         Oppenheimer Quest Growth & Income Value Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Quest Growth & Income Value Fund. For material information concerning the Fund, see the Prospectus.
                              Shares of Oppenheimer funds are not deposits or
                         obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.


                         16  Oppenheimer Quest Growth & Income Value Fund